Post-employment benefit obligations (Schedule of Defined Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 29,519
Obligations, end of year	34,024	$ 29,519
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	29,519	25,068
Current service costs	753	579
Interest costs	949	1,048
Benefits paid	(1,111)	(1,043)
Actuarial loss	3,914	3,867
Obligations, end of year	$ 34,024	$ 29,519